CALVERT INCOME FUND
CALVERT SHORT DURATION INCOME FUND
CALVERT LONG-TERM INCOME FUND
CALVERT ULTRA-SHORT INCOME FUND
CALVERT HIGH YIELD BOND FUND
CALVERT BOND PORTFOLIO
CALVERT GREEN BOND FUND
Supplement to
Calvert Income Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Income Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: May 16, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management
Matthew Duch will no longer serve as a portfolio manager for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund, Calvert Green Bond Fund and Calvert Bond Portfolio (each, a “Fund”) effective as of June 30, 2016. Vishal Khanduja, CFA and Brian S. Ellis, CFA, will remain on the portfolio management team for each Fund.
In addition, Patrick Faul, CFA, FRM, will be added to the portfolio of Calvert High Yield Bond Fund effective as of June 30, 2016.
Accordingly, effective June 30, 2016, each Prospectus is hereby amended as follows:
The table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows (headings added for ease of reference):
Calvert Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Short Duration Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015

Calvert Long-Term Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Ultra-Short Income Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since July 2012
Brian S. Ellis, CFA	Portfolio Manager	Since March 2015
Calvert High Yield Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Patrick Faul, CFA, FRM	Vice President, Head of Credit Research	Since June 2016
Calvert Bond Portfolio
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since January 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Calvert Green Bond Fund
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since October 2013
Brian S. Ellis, CFA	Portfolio Manager	Since November 2015
Under “Management of Fund Investments – Portfolio Management”on page 46, delete all references to Matthew Duch.

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